UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23298

WEISS STRATEGIC INTERVAL FUND

(Exact name of registrant as specified in charter)

320 PARK AVENUE

NEW YORK, NY 10022

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Jeffrey Dillabough Weiss Multi-Strategy Advisers LLC 320 Park Avenue New York, NY 10022	Thomas S. Harman Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004

Registrant’s telephone number, including area code: (212) 415-4500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Long Investments 294.9%
Common Stocks 289.6%
Aerospace & Defense 2.5%
Harris Corp.	8,915	$1,423,815
Huntington Ingalls Industries, Inc.(1)	12,049	2,496,553
Kratos Defense & Security Solutions, Inc.(1),(2)	21,487	335,842
Lockheed Martin Corp.(1)	4,721	1,417,055
Raytheon Co.(1)	6,670	1,214,473

		6,887,738

Air Freight & Logistics 0.7%
FedEx Corp.(1)	11,061	2,006,576

Airlines 7.3%
Alaska Air Group, Inc.(1)	244,987	13,748,670
American Airlines Group, Inc.(1)	46,864	1,488,401
Delta Air Lines, Inc.	61,741	3,188,923
Ryanair Holdings PLC, ADR(2),(3)	18,310	1,372,151

		19,798,145

Auto Components 0.5%
Dana, Inc.(1)	82,525	1,463,994

Automobiles 0.2%
General Motors Co.	12,548	465,531

Banks 8.3%
BankUnited, Inc.(1)	56,942	1,901,863
Chemical Financial Corp.(1)	17,018	700,461
Citizens Financial Group, Inc.(1)	74,273	2,413,872
Comerica, Inc.(1)	34,661	2,541,345
Fifth Third Bancorp(1)	179,904	4,537,179
First Hawaiian, Inc.(1)	49,530	1,290,256
First Midwest Bancorp, Inc.(1)	49,530	1,013,384
Huntington Bancshares, Inc.	82,525	1,046,417
KeyCorp(1)	72,622	1,143,797
Regions Financial Corp.(1)	82,525	1,167,729
Signature Bank(1)	4,953	634,331
Synovus Financial Corp.(1)	47,040	1,616,294
TCF Financial Corp.(1)	99,060	2,049,551
Toronto-Dominion Bank (The)(3)	11,388	618,710

		22,675,189

Beverages 2.9%
Cott Corp.(1)	28,092	410,424
Keurig Dr Pepper, Inc.(1)	57,584	1,610,624
PepsiCo, Inc.(1)	47,181	5,782,032

		7,803,080

Biotechnology 0.1%
AbbVie, Inc.(1)	1,651	133,054
Gilead Sciences, Inc.(1)	2,644	171,887

		304,941

Building Products 2.0%
Armstrong World Industries, Inc.(1)	9,004	715,098
Masco Corp.(1)	117,702	4,626,865

		5,341,963

Capital Markets 3.4%
CME Group, Inc.(1)	12,214	2,010,180
Goldman Sachs Group, Inc. (The)	3,301	633,759
Legg Mason, Inc.	37,961	1,038,992
State Street Corp.(1)	19,806	1,303,433
TD Ameritrade Holding Corp.	33,010	1,650,170

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Common Stocks
Capital Markets
Virtu Financial, Inc., Class A	116,628	2,769,915

		9,406,449

Chemicals 0.3%
LyondellBasell Industries N.V., Class A(1)	10,236	860,643

Communications Equipment 0.9%
Nokia Oyj, ADR(1),(3)	429,260	2,455,367

Construction & Engineering 0.3%
Jacobs Engineering Group, Inc.(1)	12,548	943,484

Construction Materials 0.8%
Vulcan Materials Co.	17,342	2,053,293

Consumer Finance 0.3%
Navient Corp.(1)	81,608	944,205

Containers & Packaging 0.2%
Avery Dennison Corp.	5,001	565,113

Diversified Financial Services 1.0%
AXA Equitable Holdings, Inc.	131,650	2,651,431

Electric Utilities 18.7%
American Electric Power Co., Inc.(1)	96,590	8,089,413
Duke Energy Corp.(1)	45,312	4,078,080
Edison International(1)	33,718	2,087,819
Entergy Corp.(1)	99,808	9,544,639
Evergy, Inc.(1)	105,706	6,136,233
Exelon Corp.(1)	151,056	7,572,437
FirstEnergy Corp.	207,929	8,651,926
NextEra Energy, Inc.	25,335	4,897,762

		51,058,309

Electrical Equipment 3.2%
Acuity Brands, Inc.	2,807	336,868
AMETEK, Inc.(1)	33,897	2,812,434
Eaton Corp. PLC(1)	34,515	2,780,528
EnerSys	6,604	430,317
nVent Electric PLC(1),(3)	87,487	2,360,399

		8,720,546

Electronic Equipment, Instruments & Components 0.9%
SYNNEX Corp.	24,757	2,361,570

Food & Staples Retailing 0.9%
Walmart, Inc.	24,757	2,414,550

Food Products 3.9%
B&G Foods, Inc.(1)	59,518	1,453,430
General Mills, Inc.	19,744	1,021,752
JM Smucker Co. (The)(1)	8,913	1,038,365
Lamb Weston Holdings, Inc.(1)	29,052	2,177,157
Mondelez International, Inc., Class A(1)	56,244	2,807,700
Sanderson Farms, Inc.(1)	4,661	614,506
Tyson Foods, Inc., Class A(1)	22,996	1,596,612

		10,709,522

Health Care Equipment & Supplies 0.1%
Wright Medical Group N.V.(2),(3)	4,532	142,531

Health Care Providers & Services 1.4%
Anthem, Inc.(1)	6,278	1,801,660
Humana, Inc.	7,001	1,862,266

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Common Stocks
Health Care Providers & Services
Owens & Minor, Inc.	6,610	27,101

		3,691,027

Hotels, Restaurants & Leisure 6.3%
Bloomin’ Brands, Inc.(1)	70,805	1,447,962
Boyd Gaming Corp.(1)	49,530	1,355,141
Cheesecake Factory, Inc. (The)	19,179	938,237
Darden Restaurants, Inc.(1)	8,348	1,014,032
Dunkin’ Brands Group, Inc.(1)	43,244	3,247,624
Papa John’s International, Inc.(1)	3,302	174,841
Red Rock Resorts, Inc., Class A(1)	41,995	1,085,571
Royal Caribbean Cruises Ltd.(1)	43,078	4,937,600
Texas Roadhouse, Inc., Class A(1)	32,308	2,009,234
Wendy’s Co. (The)(1)	47,303	846,251

		17,056,493

Household Durables 0.3%
Lennar Corp., Class A(1)	18,881	926,868

Household Products 2.8%
Church & Dwight Co., Inc.(1)	14,505	1,033,191
Colgate-Palmolive Co.	94,541	6,479,840

		7,513,031

Independent Power and Renewable Electricity Producers 1.6%
NextEra Energy Partners L.P.(1)	4,952	230,961
NRG Energy, Inc.(1)	45,987	1,953,528
Vistra Energy Corp.(1)	86,209	2,244,020

		4,428,509

Industrial Conglomerates 1.5%
Honeywell International, Inc.(1)	25,778	4,096,640

Insurance 12.0%
American Financial Group, Inc.(1)	24,788	2,384,854
Arthur J Gallagher & Co.(1)	41,262	3,222,562
Assurant, Inc.(1)	33,020	3,133,928
Axis Capital Holdings Ltd.(1),(3)	181,730	9,955,169
Hanover Insurance Group, Inc. (The)(1)	26,083	2,977,896
Hartford Financial Services Group, Inc. (The)(1)	99,030	4,923,772
RenaissanceRe Holdings Ltd.(3)	8,255	1,184,593
Willis Towers Watson PLC(3)	27,854	4,892,555

		32,675,329

Internet & Catalog Retail 1.1%
eBay, Inc.	41,254	1,532,174
Expedia Group, Inc.(1)	12,874	1,532,006

		3,064,180

IT Services 5.3%
Broadridge Financial Solutions, Inc.(1)	57,933	6,007,073
DXC Technology Co.(1)	41,522	2,670,280
LiveRamp Holdings, Inc.(1),(2)	49,415	2,696,576
Science Applications International Corp.	38,627	2,972,348

		14,346,277

Leisure Products 1.0%
Brunswick Corp.(1)	30,493	1,534,713

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Common Stocks
Leisure Products
Callaway Golf Co.(1)	71,194	1,134,120

		2,668,833

Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.(1)	6,610	531,312

Machinery 4.6%
Caterpillar, Inc.(1)	9,246	1,252,740
Cummins, Inc.(1)	10,811	1,706,733
Fortive Corp.(1)	23,335	1,957,573
Ingersoll-Rand PLC(1)	30,110	3,250,374
Stanley Black & Decker, Inc.	5,870	799,318
Wabash National Corp.(1)	266,941	3,617,051
Wabtec Corp.	171	12,606

		12,596,395

Media 2.9%
CBS Corp., Class B, NVDR(1)	41,269	1,961,515
comScore, Inc.(2)	7,327	148,372
Nexstar Media Group, Inc., Class A	3,301	357,729
Walt Disney Co. (The)(1)	48,689	5,405,940

		7,873,556

Multi-Utilities 5.5%
CenterPoint Energy, Inc.(1)	92,835	2,850,034
CMS Energy Corp.(1)	54,293	3,015,433
Dominion Energy, Inc.	42,913	3,289,711
NiSource, Inc.	99,030	2,838,200
Sempra Energy(1)	23,940	3,013,088

		15,006,466

Multiline Retail 1.5%
Big Lots, Inc.	23,767	903,621
Dollar General Corp.(1)	7,595	906,084
Target Corp.(1)	26,915	2,160,198

		3,969,903

Oil, Gas & Consumable Fuels 24.4%
Andeavor Logistics L.P.(1)	8,481	299,040
BP PLC, ADR(1),(3)	80,398	3,515,001
Buckeye Partners L.P.	5,062	172,209
Cabot Oil & Gas Corp.(1)	198,240	5,174,064
Chevron Corp.(1)	3,003	369,910
ConocoPhillips(1)	100,562	6,711,508
Continental Resources, Inc.(1),(2)	1,688	75,572
Crestwood Equity Partners L.P.(1)	8,810	310,024
Devon Energy Corp.(1)	11,539	364,171
Diamondback Energy, Inc.(1)	107,917	10,956,813
Encana Corp.(1),(3)	1,097,334	7,944,698
Energy Transfer Equity L.P.(1)	83,673	1,286,054
Enterprise Products Partners L.P.(1)	48,177	1,401,951
EOG Resources, Inc.(1)	100,425	9,558,452
Equinor ASA, ADR(3)	8,215	180,484
GasLog Ltd.(3)	8,420	147,013
Genesis Energy L.P.(1)	8,438	196,605
Hess Corp.(1)	29,165	1,756,608
Magellan Midstream Partners L.P.	668	40,501
Marathon Oil Corp.(1)	581,819	9,722,195
Marathon Petroleum Corp.(1)	2,766	165,545
MPLX L.P.(1)	7,915	260,324

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Peabody Energy Corp.	16,525	468,153
Pioneer Natural Resources Co.(1)	3,372	513,488
Plains All American Pipeline L.P.(1)	55,948	1,371,285
Suncor Energy, Inc.(1),(3)	11,315	366,945
Targa Resources Corp.(1)	19,641	816,084
Teekay Tankers Ltd., Class A(2),(3)	107,616	104,398
TransCanada Corp.(1),(3)	7,467	335,567
Valero Energy Corp.(1)	4,725	400,822
Western Midstream Partners L.P. MLP(1)	2,531	79,372
Williams Cos., Inc. (The)(1)	48,535	1,393,925

		66,458,781

Paper & Forest Products 0.2%
Louisiana-Pacific Corp.(1)	20,400	497,352

Pharmaceuticals 2.0%
Allergan PLC(1)	8,262	1,209,639
AstraZeneca PLC, ADR(3)	49,515	2,001,892
Bristol-Myers Squibb Co.	21,482	1,024,906
Merck & Co., Inc.(1)	9,915	824,631
Novartis AG, ADR(1),(3)	4,951	475,989

		5,537,057

Professional Services 0.3%
Nielsen Holdings PLC(1)	33,010	781,347

Real Estate Investment Trusts 135.6%
Acadia Realty Trust(1)	371,677	10,135,632
Agree Realty Corp.(1)	89,283	6,190,883
American Assets Trust, Inc.(1)	343,374	15,747,132
American Homes 4 Rent, Class A(1)	125,546	2,852,405
Americold Realty Trust(1)	528,320	16,119,043
AvalonBay Communities, Inc.(1)	64,370	12,920,990
Boston Properties, Inc.(1)	122,137	16,351,702
Camden Property Trust(1)	131,088	13,305,432
CareTrust REIT, Inc.(1)	369,561	8,669,901
Cousins Properties, Inc.(1)	1,971,836	19,047,936
CyrusOne, Inc.(1)	330,100	17,310,444
Douglas Emmett, Inc.(1)	499,968	20,208,707
Duke Realty Corp.(1)	346,605	10,599,181
Equity Residential(1)	123,787	9,323,637
Four Corners Property Trust, Inc.(1)	345,034	10,213,006
Gaming and Leisure Properties, Inc.(1)	71,425	2,754,862
Global Medical REIT, Inc.	104,456	1,025,758
Healthcare Trust of America, Inc., Class A(1)	478,645	13,684,461
Hudson Pacific Properties, Inc.(1)	461,346	15,879,529
Invitation Homes, Inc.(1)	486,898	11,846,228
Kilroy Realty Corp.(1)	231,140	17,557,394
Mid-America Apartment Communities, Inc.(1)	136,104	14,880,250
National Health Investors, Inc.(1)	69,321	5,445,165
Omega Healthcare Investors, Inc.(1)	167,852	6,403,554
Outfront Media, Inc.(1)	49,515	1,158,651
QTS Realty Trust, Inc., Class A(1)	110,582	4,975,084
Regency Centers Corp.(1)	295,804	19,963,812
Rexford Industrial Realty, Inc.(1)	122,402	4,383,216
Sabra Health Care REIT, Inc.	244,010	4,750,875
SITE Centers Corp.(1)	468,066	6,375,059
STAG Industrial, Inc.(1)	398,303	11,809,684
Ventas, Inc.(1)	42,913	2,738,278
VICI Properties, Inc.(1)	1,315,256	28,777,801

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Weingarten Realty Investors(1)	203,365	5,972,830

		369,378,522

Road & Rail 5.7%
CSX Corp.	4,951	370,434
JB Hunt Transport Services, Inc.	61,399	6,219,105
Kansas City Southern	8,252	957,067
Knight-Swift Transportation Holdings, Inc.	20,888	682,620
Landstar System, Inc.(1)	5,756	629,649
Norfolk Southern Corp.(1)	2,512	469,467
Old Dominion Freight Line, Inc.(1)	20,444	2,951,909
Union Pacific Corp.	19,806	3,311,563

		15,591,814

Semiconductors & Semiconductor Equipment 6.1%
Applied Materials, Inc.(1)	42,913	1,701,930
Broadcom, Inc.(1)	7,097	2,134,139
Lam Research Corp.	14,856	2,659,372
Microchip Technology, Inc.	14,873	1,233,864
MKS Instruments, Inc.(1)	13,220	1,230,121
Monolithic Power Systems, Inc.	4,958	671,759
NVIDIA Corp.(1)	16,510	2,964,536
NXP Semiconductors N.V.(1),(3)	13,204	1,167,101
QUALCOMM, Inc.	21,457	1,223,693
Skyworks Solutions, Inc.	14,862	1,225,818
Xperi Corp.(1)	15,527	363,332

		16,575,665

Software 4.4%
j2 Global, Inc.	9,912	858,379
Microsoft Corp.(1)	38,055	4,488,207
SS&C Technologies Holdings, Inc.(1)	19,806	1,261,444
Symantec Corp.(1)	231,210	5,315,518
TiVo Corp.(1)	16,525	154,013

		12,077,561

Specialty Retail 1.6%
L Brands, Inc.(1)	50,597	1,395,465
Lowe’s Cos., Inc.(1)	14,034	1,536,302
TJX Cos., Inc. (The)(1)	26,857	1,429,061

		4,360,828

Technology Hardware, Storage & Peripherals 0.6%
Diebold Nixdorf, Inc.(2)	13,220	146,345
Seagate Technology PLC(1)	31,355	1,501,591

		1,647,936

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.(1)	18,164	1,830,750
NIKE, Inc., Class B(1)	3,714	312,756
Oxford Industries, Inc.	1,981	149,090

		2,292,596

Thrifts & Mortgage Finance 0.5%
Radian Group, Inc.(1)	66,040	1,369,670

Total Common Stocks (Cost $753,750,012)		789,048,118

Exchange-Traded Funds 5.3%
Consumer Staples Select Sector SPDR Fund(1)	16,510	926,376
Health Care Select Sector SPDR Fund ETF(1)	12,924	1,185,777
iShares 20+ Year Treasury Bond ETF(1)	3,302	417,505

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Exchange-Traded Funds
iShares China Large-Cap ETF(1)	8,913	394,578
iShares MSCI Emerging Markets ETF(1)	47,039	2,018,914
iShares MSCI Germany ETF(1)	19,806	533,178
iShares Transportation Average ETF(1)	18,188	3,405,885
iShares U.S. Home Construction ETF(1)	93,429	3,292,438
SPDR S&P Retail ETF	13,204	594,312
United States Natural Gas Fund L.P.(2)	33,749	792,426
United States Oil Fund L.P.(1),(2)	84,342	1,054,275

Total Exchange-Traded Funds (Cost $14,393,855)		14,615,664

Total Long Investments (Cost $768,143,867)		803,663,782

Securities Sold Short (4)(299.5)%
Common Stocks (262.7)%
Aerospace & Defense (1.6)%
BWX Technologies, Inc.	14,859	(736,709)
United Technologies Corp.	28,077	(3,618,845)

		(4,355,554)

Air Freight & Logistics (2.6)%
C.H. Robinson Worldwide, Inc.	4,195	(364,923)
Expeditors International of Washington, Inc.	45,563	(3,458,232)
United Parcel Service, Inc., Class B	29,709	(3,319,683)

		(7,142,838)

Airlines (1.4)%
Hawaiian Holdings, Inc.	30,379	(797,449)
Southwest Airlines Co.	57,586	(2,989,289)

		(3,786,738)

Auto Components (0.8)%
Aptiv PLC(3)	17,170	(1,364,843)
Autoliv, Inc.(3)	11,564	(850,301)

		(2,215,144)

Banks (10.1)%
Bank of America Corp.	140,312	(3,871,208)
Bank of Hawaii Corp.	16,510	(1,302,144)
Bank of Montreal(3)	8,252	(617,415)
BB&T Corp.	35,485	(1,651,117)
Citigroup, Inc.	90,790	(5,648,954)
JPMorgan Chase & Co.	29,709	(3,007,442)
M&T Bank Corp.	15,354	(2,410,885)
People’s United Financial, Inc.	181,555	(2,984,764)
PNC Financial Services Group, Inc. (The)	41,275	(5,062,791)
Zions Bancorp NA	19,641	(891,898)

		(27,448,618)

Beverages (0.8)%
Coca-Cola Co. (The)	32,525	(1,524,121)
Molson Coors Brewing Co., Class B	5,614	(334,875)
Monster Beverage Corp.(2)	5,334	(291,130)

		(2,150,126)

Biotechnology (0.7)%
Amgen, Inc.	10,029	(1,905,309)

Building Products (0.9)%
Fortune Brands Home & Security, Inc.	35,761	(1,702,581)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Common Stocks
Building Products
Owens Corning	15,024	(707,931)

		(2,410,512)

Capital Markets (6.5)%
Bank of New York Mellon Corp. (The)	49,515	(2,497,042)
BlackRock, Inc.	2,475	(1,057,741)
Charles Schwab Corp. (The)	99,030	(4,234,523)
Intercontinental Exchange, Inc.	68,495	(5,215,209)
Moody’s Corp.	8,260	(1,495,803)
Northern Trust Corp.	14,854	(1,342,950)
S&P Global, Inc.	8,255	(1,738,090)

		(17,581,358)

Chemicals (2.1)%
Albemarle Corp.	8,918	(731,098)
Ashland Global Holdings, Inc.	9,906	(773,956)
HB Fuller Co.	9,169	(445,980)
International Flavors & Fragrances, Inc.	2,723	(350,695)
Mosaic Co. (The)	19,482	(532,053)
Olin Corp.	43,256	(1,000,944)
PPG Industries, Inc.	7,437	(839,414)
RPM International, Inc.	6,279	(364,433)
Sherwin-Williams Co. (The)	1,586	(683,106)

		(5,721,679)

Commercial Services & Supplies (0.8)%
Waste Management, Inc.	19,806	(2,058,041)

Communications Equipment (0.8)%
Cisco Systems, Inc.	18,127	(978,677)
Juniper Networks, Inc.	47,893	(1,267,727)

		(2,246,404)

Construction & Engineering (0.1)%
KBR, Inc.	16,505	(315,080)

Consumer Finance (0.4)%
Ally Financial, Inc.	38,127	(1,048,111)

Containers & Packaging (0.2)%
Greif, Inc., Class A	6,604	(272,415)
Packaging Corp. of America	1,667	(165,667)

		(438,082)

Distributors (0.5)%
Core-Mark Holding Co., Inc.	33,340	(1,237,914)

Diversified Consumer Services (0.2)%
Service Corp. International	14,398	(578,080)

Diversified Telecommunication Services (0.3)%
AT&T, Inc.	24,758	(776,411)

Electric Utilities (8.6)%
Alliant Energy Corp.	40,017	(1,886,001)
Hawaiian Electric Industries, Inc.	38,110	(1,553,745)
IDACORP, Inc.	24,482	(2,436,938)
OGE Energy Corp.	59,418	(2,562,104)
Portland General Electric Co.	16,525	(856,656)
Southern Co. (The)	168,351	(8,700,380)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Common Stocks
Electric Utilities
Xcel Energy, Inc.	95,758	(5,382,557)

		(23,378,381)

Electrical Equipment (0.9)%
Emerson Electric Co.	9,903	(678,058)
Rockwell Automation, Inc.	9,969	(1,749,161)

		(2,427,219)

Electronic Equipment, Instruments & Components (0.2)%
Belden, Inc.	2,476	(132,961)
Vishay Intertechnology, Inc.	24,758	(457,281)

		(590,242)

Entertainment (0.5)%
Marcus Corp. (The)	31,228	(1,250,681)

Food & Staples Retailing (1.5)%
Costco Wholesale Corp.	10,897	(2,638,600)
Walmart, Inc.	15,333	(1,495,427)

		(4,134,027)

Food Products (2.4)%
Hershey Co. (The)	9,201	(1,056,551)
Hormel Foods Corp.	67,079	(3,002,456)
Kellogg Co.	41,754	(2,395,844)

		(6,454,851)

Health Care Equipment & Supplies (1.2)%
Baxter International, Inc.	9,915	(806,189)
Becton Dickinson and Co.	5,288	(1,320,572)
Medtronic PLC(3)	7,434	(677,089)
STERIS PLC	3,667	(469,486)

		(3,273,336)

Health Care Providers & Services (1.5)%
AmerisourceBergen Corp.	5,001	(397,680)
Cigna Corp.	2,212	(355,734)
CVS Health Corp.	1,652	(89,092)
HCA Healthcare, Inc.	5,287	(689,319)
Quest Diagnostics, Inc.	6,610	(594,371)
UnitedHealth Group, Inc.	7,764	(1,919,727)

		(4,045,923)

Hotels, Restaurants & Leisure (6.9)%
Aramark	33,050	(976,628)
Dave & Buster’s Entertainment, Inc.	12,791	(637,887)
Dine Brands Global, Inc.	27,662	(2,525,264)
Domino’s Pizza, Inc.	9,007	(2,324,707)
Hilton Worldwide Holdings, Inc.	104,009	(8,644,188)
Marriott International, Inc., Class A	9,412	(1,177,347)
McDonald’s Corp.	1,978	(375,622)
MGM Resorts International	8,797	(225,731)
Starbucks Corp.	12,965	(963,818)
Yum! Brands, Inc.	10,183	(1,016,365)

		(18,867,557)

Household Durables (1.4)%
Garmin Ltd.(3)	13,220	(1,141,547)
Leggett & Platt, Inc.	21,476	(906,717)
PulteGroup, Inc.	18,774	(524,921)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Common Stocks
Household Durables
Whirlpool Corp.	8,700	(1,156,143)

		(3,729,328)

Household Products (1.6)%
Clorox Co. (The)	27,703	(4,445,223)

Independent Power and Renewable Electricity Producers (0.3)%
AES Corp.	46,214	(835,549)

Industrial Conglomerates (4.5)%
3M Co.	36,465	(7,576,698)
General Electric Co.	327,712	(3,273,843)
Roper Technologies, Inc.	4,363	(1,492,015)

		(12,342,556)

Insurance (12.9)%
Aflac, Inc.	66,040	(3,302,000)
Allstate Corp. (The)	16,510	(1,554,912)
Aon PLC(3)	24,757	(4,226,020)
Chubb Ltd.(3)	60,243	(8,438,839)
Everest Re Group Ltd.(3)	19,806	(4,277,304)
Loews Corp.	41,312	(1,980,084)
Marsh & McLennan Cos., Inc.	11,286	(1,059,755)
MetLife, Inc.	56,117	(2,388,901)
Travelers Cos., Inc. (The)	44,894	(6,157,661)
WR Berkley Corp.	19,812	(1,678,473)

		(35,063,949)

IT Services (2.4)%
Accenture PLC, Class A(3)	2	(352)
Booz Allen Hamilton Holding Corp.	22,443	(1,304,836)
Cognizant Technology Solutions Corp., Class A	41,262	(2,989,432)
Global Payments, Inc.	2,971	(405,601)
International Business Machines Corp.	6,608	(932,389)
Leidos Holdings, Inc.	6,372	(408,381)
Visa, Inc., Class A	3,588	(560,410)

		(6,601,401)

Life Sciences Tools & Services (1.0)%
Thermo Fisher Scientific, Inc.	9,915	(2,713,934)

Machinery (7.1)%
AGCO Corp.	10,398	(723,181)
Deere & Co.	6,109	(976,463)
Dover Corp.	17,968	(1,685,398)
Illinois Tool Works, Inc.	9,932	(1,425,540)
Kennametal, Inc.	26,168	(961,674)
PACCAR, Inc.	102,464	(6,981,897)
Parker-Hannifin Corp.	18,864	(3,237,440)
Terex Corp.	31,271	(1,004,737)
Timken Co. (The)	20,796	(907,121)
Woodward, Inc.	16,510	(1,566,634)

		(19,470,085)

Media (1.4)%
Comcast Corp., Class A	16,510	(660,070)
Fox Corp., Class A(2)	16,510	(606,082)
National CineMedia, Inc.	97,584	(687,967)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Common Stocks
Media
Omnicom Group, Inc.	24,005	(1,752,125)

		(3,706,244)

Metals & Mining 0.0%
Warrior Met Coal, Inc.	3,305	(100,472)

Multi-Utilities (12.6)%
Ameren Corp.	113,992	(8,384,112)
Consolidated Edison, Inc.	90,915	(7,710,501)
DTE Energy Co.	61,940	(7,726,396)
NorthWestern Corp.	19,808	(1,394,681)
Public Service Enterprise Group, Inc.	21,641	(1,285,692)
WEC Energy Group, Inc.	100,726	(7,965,412)

		(34,466,794)

Oil, Gas & Consumable Fuels (5.4)%
Anadarko Petroleum Corp.	60,328	(2,743,717)
Apache Corp.	8,144	(282,271)
Arch Coal, Inc., Class A	5,189	(473,600)
California Resources Corp.(2)	152	(3,908)
Cenovus Energy, Inc.(3)	24,453	(212,252)
Cimarex Energy Co.	4,725	(330,277)
Concho Resources, Inc.	4,540	(503,758)
DCP Midstream L.P.	38,615	(1,276,226)
Enable Midstream Partners L.P.	13,501	(193,334)
Enbridge, Inc.(3)	6,750	(244,755)
EnLink Midstream LLC	17,151	(219,190)
Euronav N.V.(3)	16,675	(135,901)
Exxon Mobil Corp.	11,924	(963,459)
HollyFrontier Corp.	2,711	(133,571)
Imperial Oil Ltd.(3)	15,372	(420,732)
Kinder Morgan, Inc.	49,479	(990,075)
Magellan Midstream Partners L.P.	9,685	(587,202)
Murphy Oil Corp.	5,564	(163,025)
NGL Energy Partners L.P.	25,986	(364,584)
Noble Energy, Inc.	2,035	(50,326)
Nordic American Tankers Ltd.(3)	79,430	(160,449)
NuStar Energy L.P.	41,050	(1,103,835)
Occidental Petroleum Corp.	3,527	(233,487)
ONEOK, Inc.	16,261	(1,135,668)
Phillips 66	5,498	(523,245)
Phillips 66 Partners L.P.	7,090	(371,161)
Royal Dutch Shell PLC, Class A, ADR(3)	6,198	(387,933)
Scorpio Tankers, Inc.(3)	6,934	(137,571)
Shell Midstream Partners L.P.	10,292	(210,471)
SM Energy Co.	13,623	(238,266)

		(14,794,249)

Personal Products (0.5)%
Estee Lauder Cos., Inc. (The), Class A	8,398	(1,390,289)

Pharmaceuticals (0.6)%
Johnson & Johnson	4,129	(577,193)
Pfizer, Inc.	13,220	(561,453)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Common Stocks
Pharmaceuticals
Roche Holding AG, ADR(3)	10,887	(374,404)

		(1,513,050)

Professional Services (0.1)%
ManpowerGroup, Inc.	3,304	(273,208)

Real Estate Investment Trusts (131.6)%
Alexandria Real Estate Equities, Inc.	103,982	(14,823,674)
American Campus Communities, Inc.	231,070	(10,994,311)
Apartment Investment & Management Co., Class A	439,053	(22,079,987)
Brandywine Realty Trust	1,056,320	(16,753,235)
Brixmor Property Group, Inc.	900,313	(16,538,750)
Chesapeake Lodging Trust	38,787	(1,078,666)
Corporate Office Properties Trust	519,907	(14,193,461)
Digital Realty Trust, Inc.	132,349	(15,749,531)
EastGroup Properties, Inc.	66,020	(7,370,473)
EPR Properties	173,302	(13,326,924)
Essex Property Trust, Inc.	70,972	(20,527,941)
Federal Realty Investment Trust	51,151	(7,051,165)
First Industrial Realty Trust, Inc.	148,590	(5,254,142)
Healthcare Realty Trust, Inc.	82,525	(2,649,878)
Highwoods Properties, Inc.	396,240	(18,536,107)
Host Hotels & Resorts, Inc.	55,469	(1,048,364)
Kimco Realty Corp.	1,266,200	(23,424,700)
Kite Realty Group Trust	252,719	(4,040,977)
Lexington Realty Trust	641,765	(5,814,391)
Liberty Property Trust	213,168	(10,321,595)
LTC Properties, Inc.	199,727	(9,147,497)
Medical Properties Trust, Inc.	561,850	(10,399,844)
Paramount Group, Inc.	375,794	(5,332,517)
Park Hotels & Resorts, Inc.	14,854	(461,662)
Physicians Realty Trust	247,575	(4,656,886)
Piedmont Office Realty Trust, Inc., Class A	903,585	(18,839,747)
Realty Income Corp.	39,612	(2,913,859)
Retail Properties of America, Inc., Class A	165,050	(2,011,959)
RPT Realty	412,625	(4,955,626)
Senior Housing Properties Trust	841,890	(9,917,464)
SL Green Realty Corp.	153,551	(13,807,306)
STORE Capital Corp.	135,341	(4,533,924)
Sunstone Hotel Investors, Inc.	27,233	(392,155)
Tanger Factory Outlet Centers, Inc.	319,616	(6,705,544)
UDR, Inc.	136,992	(6,227,656)
Urban Edge Properties	246,539	(4,684,241)
VEREIT, Inc.	781,957	(6,544,980)
Vornado Realty Trust	33,010	(2,226,194)
Weyerhaeuser Co.	28,646	(754,536)
WP Carey, Inc.	158,317	(12,400,971)

		(358,492,840)

Road & Rail (12.1)%
Avis Budget Group, Inc.(2)	9,915	(345,637)
Canadian National Railway Co.(3)	33,010	(2,953,735)
Canadian Pacific Railway Ltd.(3)	35,742	(7,363,924)
CSX Corp.	177,309	(13,266,260)
Heartland Express, Inc.	5,862	(113,019)
Kansas City Southern	8,252	(957,067)
Norfolk Southern Corp.	3,436	(642,154)
Ryder System, Inc.	19,116	(1,185,001)
Schneider National, Inc., Class B	13,204	(277,944)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Common Stocks
Road & Rail
Union Pacific Corp.	16,675	(2,788,060)
Werner Enterprises, Inc.	92,562	(3,160,992)

		(33,053,793)

Semiconductors & Semiconductor Equipment (1.7)%
Cypress Semiconductor Corp.	33,010	(492,509)
Entegris, Inc.	3,329	(118,812)
Intel Corp.	74,295	(3,989,642)

		(4,600,963)

Software (2.3)%
Citrix Systems, Inc.	18,163	(1,810,125)
SAP SE, ADR(3)	38,937	(4,495,666)

		(6,305,791)

Specialty Retail (1.5)%
Advance Auto Parts, Inc.	2,979	(508,009)
American Eagle Outfitters, Inc.	46,660	(1,034,452)
Bed Bath & Beyond, Inc.	9,915	(168,456)
Home Depot, Inc. (The)	10,501	(2,015,037)
Tractor Supply Co.	5,117	(500,238)

		(4,226,192)

Technology Hardware, Storage & Peripherals (1.7)%
Apple, Inc.	19,811	(3,763,099)
Hewlett Packard Enterprise Co.	59,418	(916,820)
Western Digital Corp.	1,650	(79,299)

		(4,759,218)

Textiles, Apparel & Luxury Goods (0.3)%
Tapestry, Inc.	29,136	(946,629)

Thrifts & Mortgage Finance (0.2)%
New York Community Bancorp, Inc.	53,658	(620,823)

Trading Companies & Distributors (2.4)%
Fastenal Co.	31,786	(2,044,158)
GATX Corp.	19,641	(1,499,983)
MSC Industrial Direct Co., Inc., Class A	7,715	(638,108)
Triton International Ltd.(3)	46,704	(1,452,494)
WW Grainger, Inc.	2,741	(824,849)

		(6,459,592)

Water Utilities (2.6)%
American States Water Co.	22,518	(1,605,533)
American Water Works Co., Inc.	24,567	(2,561,355)
Aqua America, Inc.	80,874	(2,947,049)

		(7,113,937)

Total Common Stocks (Proceeds $691,700,115)		(715,864,325)

Exchange-Traded Funds (36.8)%
Energy Select Sector SPDR Fund ETF	288,731	(19,090,894)
ETFMG Prime Cyber Security ETF	484	(19,365)
Industrial Select Sector SPDR Fund ETF	55,040	(4,129,651)
Invesco Dynamic Leisure and Entertainment ETF	260	(11,160)
Invesco QQQ Trust, Series 1	47,676	(8,565,470)
iShares Nasdaq Biotechnology ETF	8,262	(923,692)
iShares North American Tech-Software ETF	5,195	(1,095,210)
iShares Russell 2000 ETF	53,863	(8,245,887)
iShares Russell 2000 Value ETF	24,765	(2,969,323)
iShares U.S. Aerospace & Defense ETF	6,773	(1,351,755)
iShares U.S. Real Estate ETF	35,015	(3,047,706)

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

Investments	Shares	Value
Exchange-Traded Funds
iShares U.S. Technology ETF	4,297	(819,008)
JPMorgan Alerian MLP Index ETN	14,098	(359,640)
Materials Select Sector SPDR Fund ETF	19,128	(1,061,604)
SPDR S&P 500 ETF Trust	86,817	(24,524,066)
SPDR S&P Biotech ETF	18,196	(1,647,466)
SPDR S&P Oil & Gas Exploration & Production ETF	55,441	(1,704,256)
SPDR S&P Regional Banking ETF	33,010	(1,694,733)
SPDR S&P Retail ETF	46,151	(2,077,257)
SPDR S&P Semiconductor ETF	24,535	(1,926,243)
Technology Select Sector SPDR Fund ETF	23,107	(1,709,918)
Utilities Select Sector SPDR Fund ETF	18,789	(1,092,956)
VanEck Vectors Oil Services ETF	142,799	(2,460,427)
VanEck Vectors Semiconductor ETF	37,006	(3,934,848)
Vanguard Communication Services ETF	2,400	(200,448)
Vanguard Real Estate ETF	54,322	(4,721,125)
WisdomTree Europe Hedged Equity Fund ETF	7,931	(506,870)
WisdomTree India Earnings Fund ETF	14,859	(391,237)

Total Exchange-Traded Funds (Proceeds $97,071,191)		(100,282,215)

Total Securities Sold Short (Proceeds $788,771,306)		(816,146,540)

Total Investments, net of securities sold short (Proceeds $20,627,439) (4.6)%		(12,482,758)
Other assets, less liabilities 104.6%		284,956,103

Net Assets 100.0%		$272,473,345

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s

(1) All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of March 31, 2019, is $589,225,971.
(2) Non-income producing.
(3) Foreign security.
(4) Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange Traded Fund

ETN	Exchange Traded Note

MLP	Master Limited Partnership

REIT	Real Estate Investment Trust

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2019

At March 31, 2019, the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	370,000	417,959	4/30/19	$—	$(1,524)
Buy: CHF / Sell: USD	State Street Bank & Trust Co.	Buy	299,000	301,798	4/30/19	—	(768)
Buy: USD / Sell: GBP	State Street Bank & Trust Co.	Sell	266,000	347,739	4/30/19	638	—
Buy: USD / Sell: HKD	State Street Bank & Trust Co.	Sell	3,111,000	396,766	4/30/19	97	—
Buy: USD / Sell: GBP	State Street Bank & Trust Co.	Sell	549,000	714,919	4/30/19	—	(1,466)
Buy: USD / Sell: GBP	State Street Bank & Trust Co.	Sell	1,889,000	2,504,720	4/30/19	39,783	—

Total Forward Currency Exchange Contracts						$40,518	$(3,758)

Net unrealized appreciation (depreciation)							$36,760

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

Notes to Schedule of Investments

March 31, 2019 (unaudited)

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Notes to Schedule of Investments

March 31, 2019 (unaudited)

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Notes to Schedule of Investments

March 31, 2019 (unaudited)

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:
Common Stocks(1)	$789,048,118	$—		$—	$789,048,118
Exchange-Traded Funds	14,615,664	—		—	14,615,664

Total Investments in Securities	803,663,782	—		—	803,663,782
Derivative Contracts:
Forward Currency Exchange Contracts(2)	—	40,518		—	40,518
Total	$803,663,782	$40,518	$		$803,704,300

Liabilities:
Investments in Securities Sold Short:
Common Stocks(1)	$(715,864,325)	$—		$—	$(715,864,325)
Exchange-Traded Funds	(100,282,215)	—		—	(100,282,215)

Total Investments in Securities Sold Short	(816,146,540)	—		—	(816,146,540)
Derivative Contracts:
Forward Currency Exchange Contracts(2)	—	(3,758)		—	(3,758)

Total	$(816,146,540)	$(3,758)		$—	$(816,150,298)

(1)	Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2)	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by the counterparty.

The average notional value of forward currency exchange contracts purchased and sold for the period ended March 31, 2019 was 42,939,324 and 21,946,709, respectively.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-traded funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Notes to Schedule of Investments

March 31, 2019 (unaudited)

Securities Sold Short

The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

Notes to Schedule of Investments

March 31, 2019 (unaudited)

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

4. Fund Fees and Expenses

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Fund pays the Adviser a monthly management fee at the annual rate of 1.50%. The management fee will be applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears.

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Fund pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

5. Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans are perpetual, with the interest accrued at the Libor Rate plus 0.50% reset every 90 days and payable quarterly. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2019 through March 31, 2019.

As of March 31, 2019, the loans receivable are recorded at amortized cost, which approximates fair value and was determined without the use of unobservable inputs that were internally developed by the Fund. The Fund would have categorized the loans within Level 3 of the fair value hierarchy defined in Note 2.

Financial support the Fund was contractually required to provide:

Type	Amount	Reasons for providing support

The Fund agrees to make revolving

loans to Somerset Re Ltd. (a

Bermuda based, reinsurance

company) in an aggregate amount

at any one time outstanding not to

exceed the Maximum Revolver

Amount (Maturities ranging from

June 23, 2020 to December 21,

2023

	$137,600,000 (principal) and $856,564 (accrued interest)	The proceeds of the loans shall be used by Somerset Re Ltd. to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset Re Ltd.

For the period ended March 31, 2019, the Fund made additional loans with a principal balance of $80,400,000 to the sole shareholder.

Notes to Schedule of Investments

March 31, 2019 (unaudited)

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder.

8. Subsequent Events

The Fund has performed an evaluation of subsequent events through the date the form N-Q was filed and has determined that no items received recognition or disclosure.

Item 2.                    Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                    Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Weiss Strategic Interval Fund

By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Date: May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

By:	/s/ Jay Goldstein
Jay Goldstein
Treasurer, Principal Financial Officer

Date: May 22, 2019

CERTIFICATIONS

I, Jay Tucker, certify that:

1.	I have reviewed this report on Form N-Q of the Weiss Strategic Interval Fund;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

/s/ Jay Tucker
Jay Tucker

Trustee, President (Principal Executive Officer) of the Weiss Strategic Interval Fund

Date: May 22, 2019